Financial instruments and financial risk factors - Schedule of maturity of financial liabilities (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	$ 637,300,000
Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	107,800,000
1 - 3 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	166,000,000.0
3 - 5 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	313,200,000
More than 5 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	50,300,000
Accounts Payable And Accrued Liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	99,100,000
Accounts Payable And Accrued Liabilities | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	99,100,000
Accounts Payable And Accrued Liabilities | 1 - 3 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0
Accounts Payable And Accrued Liabilities | 3 - 5 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0
Accounts Payable And Accrued Liabilities | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0
Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	88,900,000
Lease liabilities | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	8,700,000
Lease liabilities | 1 - 3 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	17,400,000
Lease liabilities | 3 - 5 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	15,500,000
Lease liabilities | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	47,300,000
Restoration
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	3,200,000
Restoration | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0
Restoration | 1 - 3 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	200,000
Restoration | 3 - 5 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0
Restoration | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	3,000,000.0
Convertible debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	331,100,000
Convertible debt | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0
Convertible debt | 1 - 3 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	114,600,000
Convertible debt | 3 - 5 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	216,500,000
Convertible debt | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0
Convertible Debt interest
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	115,000,000.0
Convertible Debt interest | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0
Convertible Debt interest | 1 - 3 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	33,800,000
Convertible Debt interest | 3 - 5 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	81,200,000
Convertible Debt interest | More than 5 years
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortised cost	0
Cobalt
Disclosure of detailed information about financial instruments [line items]
Market Price Per Tonne of Metals	31,967	$ 41,337
Nickel
Disclosure of detailed information about financial instruments [line items]
Market Price Per Tonne of Metals	$ 18,505	$ 30,400